Investments OTTI Credit Losses Recognized in Earnings (Detail) - Fixed maturities - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		$ 12.8	$ 13.1	$ 19.6
Reductions for securities sold/matured		0.0	(1.4)	(0.1)
Changes in cash flows expected to be collected	[1],[2]	(1.3)	1.1	(6.4)
Ending balance		11.5	12.8	13.1
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		12.4	12.7	19.2
Reductions for securities sold/matured		0.0	(1.4)	(0.1)
Changes in cash flows expected to be collected	[1],[2]	(1.3)	1.1	(6.4)
Ending balance		11.1	12.4	12.7
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance		0.4	0.4	0.4
Reductions for securities sold/matured		0.0	0.0	0.0
Changes in cash flows expected to be collected	[1],[2]	0.0	0.0	0.0
Ending balance		$ 0.4	$ 0.4	$ 0.4

[1]	Includes $1.9 million, $2.9 million, and $4.3 million at December 31, 2016, 2015, and 2014, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.
[2]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.